SUPPLEMENT DATED APRIL 1, 2024 TO THE CURRENT
SUMMARY AND STATUTORY PROSPECTUSES FOR:
Invesco Short Term Municipal Fund
(the “Fund”)
This supplement amends the Summary and Statutory Prospectuses of the above referenced Fund and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary and Statutory Prospectuses and retain it for future reference.
Effective April 1, 2024, the Average Annual Total Returns table appearing under the heading “Performance Information" in the prospectuses is replaced in its entirety as set forth below.

Average Annual Total Returns (for the periods ended December 31, 2022)
	Inception Date	1 Year	5 Years	10 Years

Class A	12/06/2010

Return Before Taxes		-0.34%	1.28%	1.48%

Return After Taxes on Distributions		-0.34	1.28	1.48

Return After Taxes on Distributions and Sale of Fund Shares		0.20	1.29	1.50

Class Y	12/06/2010	-0.35	1.53	1.73

Class R6	05/24/2019	-0.28	1.56[1]	1.62[1]

S&P Municipal Bond Short Index (reflects no deduction for fees, expenses or taxes)[2]		-2.02	1.10	1.00

Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[2]		-13.01	0.02	1.06

S&P Municipal Bond Index (reflects no deduction for fees, expenses or taxes)[2]		-8.05	1.32	2.19

1
Performance shown prior to the inception date is that of the Fund’s and the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R6 shares' returns of the Fund will be different from Class A shares' returns of the Fund and the predecessor fund as they have different expenses.
2
Effective April 1, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg U.S. Aggregate Bond Index to the S&P Municipal Bond Index. The Fund had previously changed its broad-based securities market benchmark from the S&P Municipal Bond Short Index to the Bloomberg U.S. Aggregate Bond Index in December 2023. The Fund believes the S&P Municipal Bond Index is a more appropriate comparison for evaluating the Fund’s performance.
O-STM-SUMSTAT-SUP 040124

SUPPLEMENT DATED APRIL 1, 2024 TO THE CURRENT
SUMMARY AND STATUTORY PROSPECTUSES FOR:
Invesco Short Duration High Yield Municipal Fund
(the “Fund”)
This supplement amends the Summary and Statutory Prospectuses of the above referenced Fund and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary and Statutory Prospectuses and retain it for future reference.
Effective April 1, 2024:
1. The first paragraph appearing under the heading "Performance Information" in the prospectuses is replaced in its entirety as set forth below:
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of style-specific benchmarks and broad-based securities market benchmarks (in that order). The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
2. The Average Annual Total Returns table appearing under the heading “Performance Information" in the prospectuses is replaced in its entirety as set forth below.

Average Annual Total Returns (for the periods ended December 31, 2022)
	Inception Date	1 Year	5 Years	Since Inception

Class A	09/30/2015

Return Before Taxes		-11.42%	0.42%	1.94%

Return After Taxes on Distributions		-11.42	0.42	1.94

Return After Taxes on Distributions and Sale of Fund Shares		-5.45	1.13	2.28

Class C	09/30/2015	-10.85	0.15	1.52

Class Y	09/30/2015	-9.02	1.16	2.55

Class R5	09/30/2015	-9.10	1.18	2.58

Class R6	04/04/2017	-8.95	1.19	2.53[1]

Custom Invesco Short Duration High Yield Municipal Index (reflects no deductions for fees, expenses or taxes)[3]		-8.61	2.17	2.57

S&P Municipal Bond High Yield Index (reflects no deduction for fees, expenses or taxes)[2]		-12.81	2.85	3.62

Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[2]		-13.01	0.02	0.78

S&P Municipal Bond Index (reflects no deduction for fees, expenses or taxes)[2]		-8.05	1.32	1.91

1
Performance shown prior to the inception date is that of the Fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R6 shares’ returns of the Fund will be different from Class A shares’ returns of the Fund as they have different expenses.
2
Effective April 1, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg U.S. Aggregate Bond Index to the S&P Municipal Bond Index. The Fund had previously changed its broad-based securities market benchmark from the S&P Municipal Bond High Yield Index to the Bloomberg U.S. Aggregate Bond Index in December 2023. The Fund believes the S&P Municipal Bond Index is a more appropriate comparison for evaluating the Fund’s performance.
3
The Custom Invesco Short Duration High Yield Municipal Index is composed of 60% S&P Municipal Bond High Yield Index and 40% S&P Municipal Bond Short Index.
SDHYM-SUMSTAT-SUP 040124